SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers	$ 2,106,330	$ 3,015,429
Less: Allowance for credit losses	(1,368,502)	(893,848)
Trade receivables, net	737,828	2,121,581
Other receivables	2,196,115	2,296,947
Less: Allowance for credit losses	(162,498)	(162,498)
Other receivables, net	2,033,617	2,134,449
Total	2,771,445	$ 4,256,030
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Beginning balance	893,848
Charged (Credited) for the period	474,654
Ending balance	1,368,502
Other receivables [member]
IfrsStatementLineItems [Line Items]
Beginning balance	162,498
Charged (Credited) for the period
Ending balance	$ 162,498